THE MANAGERS FUNDS
                 EQUITY FUNDS

    Supplement dated March 14, 2000 to the
                  Prospectus
   and Statement of Additional Information
     dated April 1, 1999, as supplemented
                March 6, 2000

     The following information supersedes that contained in the Prospectus and Statement of Additional Information solely with respect to the following Fund:


International Equity Fund
-------------------------
     Effective  on  or about March  27,  2000,
Mastholm Asset Management, L.L.C. ("Mastholm")
will  be  added as a third asset  manager  for
Managers  International Equity Fund.   Scudder
Kemper  Investments,  Inc.  and  Lazard  Asset
Management will remain as the other portfolio managers for the Fund. Mastholm will be paid the same fee as the other two asset managers on the Fund, 0.50% per annum of the average daily net assets that Mastholm manages.

     Mastholm,     located    in     Bellevue,
Washington, was founded in 1997.  As of  March
2000, Mastholm had assets under management of approximately $950 million.

     Mastholm will use a team approach, headed by Theodore J. Tyson, Managing Director, along with Joseph Jordan and Douglas Allen, to manage its portion of the International Equity
Fund.


March 14, 2000




                                                 FILE NO. 2-84012
                                                         811-3752
                                                       Rule 497-e


VIA EDGAR
---------

March 14, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549-1004



Re:  The Managers Funds
     File Nos.2-84012 and 811-3752
    ------------------------------

Commissioners:

Enclosed for filing pursuant to Rule 497(e) under the Securities and Exchange Act of 1933 is a supplement to the Prospectus and Statement of Additional Information for the International Equity Fund of The Managers Funds. This sticker announces an addition to the portfolio managers of the Fund.

Sincerely,
/s/Laura A. DeSalvo
Laura A. DeSalvo
Assistant Secretary



Cc:  John Ganley, Staff Examiner